Document and Entity Information	Jun. 01, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Jun. 01, 2021
Entity Registrant Name	AmerisourceBergen Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	1-16671
Entity Tax Identification Number	23-3079390
Entity Address, Address Line One	1 West First Avenue
Entity Address, City or Town	Conshohocken
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19428-1800
City Area Code	610
Local Phone Number	727-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001140859
Title of 12(b) Security	Common Stock
Trading Symbol	ABC
Security Exchange Name	NYSE